LVIP JPMorgan High Yield Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS–0.19%
DISH Network Corp. 3.38% exercise price $3.38, maturity date 8/15/26	1,404,000	$ 1,262,898
Liberty Interactive LLC
3.75% exercise price $3.75, maturity date 2/15/30	129,271	88,712
4.00% exercise price $4.00, maturity date 11/15/29	175,369	118,375
Total Convertible Bonds (Cost $1,444,047)		1,469,985
CORPORATE BONDS–88.91%
Advertising–1.08%
Clear Channel Outdoor Holdings, Inc.
5.13% 8/15/27	2,666,000	2,637,181
7.50% 6/1/29	1,762,000	1,758,221
7.75% 4/15/28	1,215,000	1,221,354
Lamar Media Corp. 4.88% 1/15/29	865,000	858,512
National CineMedia LLC 5.88% 4/15/28	490,000	427,966
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.00% 8/15/27	540,000	527,893
Stagwell Global LLC 5.63% 8/15/29	1,215,000	1,146,207
		8,577,334
Aerospace & Defense–1.21%
Bombardier, Inc.
7.13% 6/15/26	330,000	323,400
7.50% 12/1/24	1,166,000	1,203,895
7.50% 3/15/25	403,000	405,055
BWX Technologies, Inc.
4.13% 6/30/28	686,000	660,330
4.13% 4/15/29	496,000	477,400
Howmet Aerospace, Inc.
5.90% 2/1/27	376,000	402,862
6.75% 1/15/28	1,400,000	1,519,000
6.88% 5/1/25	30,000	32,577
Rolls-Royce PLC 5.75% 10/15/27	545,000	559,388
Spirit AeroSystems, Inc.
5.50% 1/15/25	470,000	471,175
7.50% 4/15/25	920,000	953,171
TransDigm, Inc. 6.25% 3/15/26	2,499,000	2,565,573
Triumph Group, Inc. 8.88% 6/1/24	87,000	91,889
		9,665,715
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines–0.83%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50% 4/20/26	1,509,347	$ 1,520,667
5.75% 4/20/29	1,399,000	1,393,754
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	1,747,500	1,821,769
United Airlines Holdings, Inc. 4.88% 1/15/25	772,000	768,781
United Airlines, Inc. 4.38% 4/15/26	1,106,000	1,087,944
		6,592,915
Apparel–0.09%
William Carter Co. 5.63% 3/15/27	685,000	695,111
		695,111
Auto Manufacturers–2.25%
Allison Transmission, Inc.
3.75% 1/30/31	662,000	600,533
5.88% 6/1/29	375,000	382,301
Ford Motor Credit Co. LLC
2.70% 8/10/26	376,000	349,684
3.37% 11/17/23	330,000	329,508
3.38% 11/13/25	1,003,000	980,377
3.82% 11/2/27	871,000	825,273
4.00% 11/13/30	1,127,000	1,061,296
4.13% 8/4/25	450,000	449,494
4.13% 8/17/27	2,028,000	1,982,269
4.27% 1/9/27	1,230,000	1,213,100
4.39% 1/8/26	725,000	723,122
4.54% 8/1/26	3,515,000	3,509,815
4.69% 6/9/25	1,315,000	1,324,415
5.13% 6/16/25	1,658,000	1,691,160
JB Poindexter & Co., Inc. 7.13% 4/15/26	765,000	777,431
PM General Purchaser LLC 9.50% 10/1/28	1,096,000	1,076,963
Wabash National Corp. 4.50% 10/15/28	731,000	657,900
		17,934,641
Auto Parts & Equipment–2.93%
Adient Global Holdings Ltd. 4.88% 8/15/26	1,120,000	1,065,915
Allison Transmission, Inc. 4.75% 10/1/27	2,926,000	2,878,452
American Axle & Manufacturing, Inc.
5.00% 10/1/29	993,000	931,573
6.25% 3/15/26	593,000	598,189
6.50% 4/1/27	1,222,000	1,208,277
LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
American Axle & Manufacturing, Inc. (continued)
6.88% 7/1/28	1,119,000	$ 1,113,953
Clarios Global LP/Clarios U.S. Finance Co.
6.25% 5/15/26	775,000	797,281
6.75% 5/15/25	936,000	969,256
8.50% 5/15/27	2,070,000	2,147,625
Cooper-Standard Automotive, Inc.
5.63% 11/15/26	2,560,000	1,356,800
13.00% 6/1/24	1,852,000	1,889,244
Dana, Inc.
5.38% 11/15/27	1,895,000	1,883,156
5.63% 6/15/28	239,000	241,510
Dornoch Debt Merger Sub, Inc. 6.63% 10/15/29	1,315,000	1,143,353
Goodyear Tire & Rubber Co.
5.00% 7/15/29	1,042,000	970,686
5.25% 4/30/31	1,394,000	1,305,153
5.25% 7/15/31	236,000	218,229
Tenneco, Inc.
5.00% 7/15/26	910,000	895,213
5.13% 4/15/29	742,000	737,377
5.38% 12/15/24	445,000	438,481
7.88% 1/15/29	480,000	505,800
		23,295,523
Banks–0.68%
μBank of America Corp.
6.10% 3/17/25	1,396,000	1,456,105
6.25% 9/5/24	845,000	873,476
μBarclays PLC
7.75% 9/15/23	527,000	546,254
8.00% 6/15/24	996,000	1,052,274
μCitigroup, Inc.
5.95% 5/15/25	370,000	377,141
6.25% 8/15/26	1,070,000	1,117,294
		5,422,544
Beverages–0.19%
Triton Water Holdings, Inc. 6.25% 4/1/29	1,761,000	1,501,411
		1,501,411
Biotechnology–0.22%
Emergent BioSolutions, Inc. 3.88% 8/15/28	850,000	762,527
Grifols Escrow Issuer SA 4.75% 10/15/28	1,026,000	965,722
		1,728,249
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials–1.14%
Boise Cascade Co. 4.88% 7/1/30	190,000	$ 184,500
Builders FirstSource, Inc. 4.25% 2/1/32	1,259,000	1,172,444
Griffon Corp. 5.75% 3/1/28	1,610,000	1,548,015
JELD-WEN, Inc.
4.88% 12/15/27	1,200,000	1,149,000
6.25% 5/15/25	520,000	535,792
Masonite International Corp. 5.38% 2/1/28	196,000	197,470
MIWD Holdco II LLC/MIWD Finance Corp. 5.50% 2/1/30	319,000	297,866
PGT Innovations, Inc. 4.38% 10/1/29	526,000	490,495
Standard Industries, Inc.
3.38% 1/15/31	315,000	275,625
4.75% 1/15/28	2,346,000	2,243,362
5.00% 2/15/27	445,000	441,120
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29	554,000	547,075
		9,082,764
Chemicals–2.40%
Axalta Coating Systems LLC 3.38% 2/15/29	713,000	626,870
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/27	2,024,000	1,947,179
Chemours Co.
4.63% 11/15/29	190,000	174,156
5.75% 11/15/28	1,958,000	1,902,432
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13% 6/15/28	796,000	795,761
Element Solutions, Inc. 3.88% 9/1/28	1,260,000	1,176,525
GCP Applied Technologies, Inc. 5.50% 4/15/26	300,000	303,750
Hexion, Inc. 7.88% 7/15/27	995,000	1,049,426
INEOS Quattro Finance 2 Plc 3.38% 1/15/26	992,000	923,602
NOVA Chemicals Corp.
4.25% 5/15/29	824,000	759,225
4.88% 6/1/24	1,406,000	1,421,810
5.00% 5/1/25	313,000	313,939
5.25% 6/1/27	1,056,000	1,051,607
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13% 4/1/29	1,457,000	1,344,418
5.38% 9/1/25	2,247,000	2,221,901
Valvoline, Inc. 4.25% 2/15/30	570,000	520,171

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Venator Finance Sarl/Venator Materials LLC 9.50% 7/1/25	815,000	$ 851,675
WR Grace Holdings LLC
4.88% 6/15/27	1,390,000	1,360,045
5.63% 8/15/29	396,000	370,300
		19,114,792
Commercial Services–3.78%
ADT Security Corp.
4.13% 8/1/29	1,056,000	980,760
4.88% 7/15/32	1,600,000	1,472,000
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63% 7/15/26	374,000	378,424
9.75% 7/15/27	373,000	385,540
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63% 6/1/28	555,000	524,420
4.63% 6/1/28	863,000	806,646
APi Escrow Corp. 4.75% 10/15/29	527,000	489,451
APi Group DE, Inc. 4.13% 7/15/29	625,000	576,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38% 3/1/29	849,000	836,452
5.75% 7/15/27	997,000	995,923
5.75% 7/15/27	735,000	735,397
Brink's Co. 4.63% 10/15/27	2,313,000	2,249,462
CoreCivic, Inc. 8.25% 4/15/26	1,045,000	1,076,350
Garda World Security Corp.
6.00% 6/1/29	929,000	834,488
9.50% 11/1/27	1,285,000	1,317,125
Gartner, Inc.
3.63% 6/15/29	424,000	397,500
3.75% 10/1/30	190,000	178,363
4.50% 7/1/28	755,000	752,165
HealthEquity, Inc. 4.50% 10/1/29	243,000	230,243
Herc Holdings, Inc. 5.50% 7/15/27	1,562,000	1,583,868
Hertz Corp.
4.63% 12/1/26	412,000	384,736
5.00% 12/1/29	766,000	693,230
5.50% 10/15/24	656,000	3,280
6.00% 1/15/28	2,613,000	143,715
7.13% 8/1/26	805,000	44,275
NESCO Holdings II, Inc. 5.50% 4/15/29	578,000	567,885
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Nielsen Finance LLC/Nielsen Finance Co. 5.63% 10/1/28	1,155,000	$ 1,163,316
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 8/31/27	1,850,000	1,692,546
5.75% 4/15/26	1,132,000	1,154,838
Sabre GLBL, Inc. 7.38% 9/1/25	1,170,000	1,221,749
Service Corp. International
3.38% 8/15/30	556,000	500,889
4.00% 5/15/31	287,000	267,005
4.63% 12/15/27	75,000	75,656
5.13% 6/1/29	990,000	1,007,414
United Rentals North America, Inc.
3.88% 2/15/31	807,000	760,598
4.88% 1/15/28	391,000	397,176
5.25% 1/15/30	2,310,000	2,382,187
5.50% 5/15/27	770,000	796,411
		30,057,483
Computers–1.19%
Ahead DB Holdings LLC 6.63% 5/1/28	710,000	634,328
Booz Allen Hamilton, Inc.
3.88% 9/1/28	741,000	715,280
4.00% 7/1/29	808,000	788,964
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00% 11/1/29	1,305,000	1,229,962
Diebold Nixdorf, Inc. 9.38% 7/15/25	155,000	157,460
Exela Intermediate LLC/Exela Finance, Inc. 11.50% 7/15/26	1,344,000	635,040
NCR Corp.
5.00% 10/1/28	486,000	465,345
5.13% 4/15/29	851,000	818,100
5.75% 9/1/27	2,432,000	2,432,000
6.13% 9/1/29	1,105,000	1,107,763
Presidio Holdings, Inc. 4.88% 2/1/27	505,000	497,425
		9,481,667
Cosmetics & Personal Care–0.37%
Coty, Inc. 5.00% 4/15/26	660,000	642,675
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75% 1/15/29	610,000	569,200
Edgewell Personal Care Co.
4.13% 4/1/29	450,000	414,099

LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care (continued)
Edgewell Personal Care Co. (continued)
5.50% 6/1/28	1,360,000	$ 1,353,200
		2,979,174
Distribution/Wholesale–0.25%
Ritchie Bros Holdings, Inc. 4.75% 12/15/31	422,000	411,450
Wolverine Escrow LLC
8.50% 11/15/24	120,000	80,400
9.00% 11/15/26	2,062,000	1,381,540
13.13% 11/15/27	365,000	146,000
		2,019,390
Diversified Financial Services–1.47%
Ally Financial, Inc. 5.75% 11/20/25	1,843,000	1,938,104
Coinbase Global, Inc.
3.38% 10/1/28	320,000	282,696
3.63% 10/1/31	320,000	272,800
•ILFC E-Capital Trust I 4.05% (LIBOR03M + 1.55%) 12/21/65	640,000	505,600
•ILFC E-Capital Trust II 4.30% (LIBOR03M + 1.80%) 12/21/65	1,566,000	1,268,460
Nationstar Mortgage Holdings, Inc.
5.13% 12/15/30	640,000	592,000
5.50% 8/15/28	644,000	619,077
5.75% 11/15/31	1,050,000	1,001,396
OneMain Finance Corp.
3.50% 1/15/27	305,000	282,125
4.00% 9/15/30	340,000	300,050
5.38% 11/15/29	200,000	194,314
6.13% 3/15/24	785,000	804,625
6.63% 1/15/28	410,000	429,475
7.13% 3/15/26	597,000	638,127
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
2.88% 10/15/26	704,000	646,374
4.00% 10/15/33	126,000	110,363
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 3.63% 3/1/29	1,062,000	970,509
VistaJet Malta Finance PLC/XO Management Holding, Inc. 6.38% 2/1/30	918,000	863,714
		11,719,809
Electric–1.06%
Calpine Corp.
4.63% 2/1/29	1,106,000	1,017,520
5.00% 2/1/31	557,000	506,870
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
NextEra Energy Operating Partners LP 4.25% 9/15/24	89,000	$ 89,668
NRG Energy, Inc.
3.38% 2/15/29	400,000	355,564
3.63% 2/15/31	411,000	361,511
3.88% 2/15/32	620,000	545,600
5.25% 6/15/29	1,020,000	996,775
5.75% 1/15/28	143,000	145,346
6.63% 1/15/27	563,000	580,188
PG&E Corp.
5.00% 7/1/28	803,000	776,180
5.25% 7/1/30	199,000	193,010
Pike Corp. 5.50% 9/1/28	641,000	604,142
=Texas Competitive Electric Holdings 1.00% 10/20/99	6,255,000	9,383
μVistra Corp. 7.00% 12/15/26	975,000	949,406
Vistra Operations Co. LLC
4.38% 5/1/29	641,000	605,745
5.00% 7/31/27	280,000	275,467
5.63% 2/15/27	425,000	424,641
		8,437,016
Electrical Components & Equipment–0.84%
Energizer Holdings, Inc.
4.38% 3/31/29	2,206,000	1,931,320
4.75% 6/15/28	1,097,000	996,378
6.50% 12/31/27	562,000	556,380
WESCO Distribution, Inc.
7.13% 6/15/25	1,152,000	1,198,449
7.25% 6/15/28	1,847,000	1,961,763
		6,644,290
Electronics–0.87%
II-VI, Inc. 5.00% 12/15/29	827,000	808,393
Imola Merger Corp. 4.75% 5/15/29	3,647,000	3,511,915
Sensata Technologies BV
4.00% 4/15/29	1,052,000	1,001,746
4.88% 10/15/23	435,000	448,050
5.00% 10/1/25	391,000	396,376
5.63% 11/1/24	213,000	220,189
Sensata Technologies, Inc. 3.75% 2/15/31	546,000	505,050
		6,891,719
Engineering & Construction–0.65%
Dycom Industries, Inc. 4.50% 4/15/29	1,264,000	1,191,320
Global Infrastructure Solutions, Inc. 5.63% 6/1/29	1,318,000	1,270,011
MasTec, Inc. 4.50% 8/15/28	1,940,000	1,922,100
Weekley Homes LLC/Weekley Finance Corp. 4.88% 9/15/28	841,000	775,112
		5,158,543

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment–3.29%
AMC Entertainment Holdings, Inc. 10.00% 6/15/26	786,475	$ 706,369
Boyne USA, Inc. 4.75% 5/15/29	999,000	959,040
Caesars Entertainment, Inc.
4.63% 10/15/29	810,000	757,350
8.13% 7/1/27	1,316,000	1,410,035
Cedar Fair LP 5.25% 7/15/29	380,000	374,308
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.38% 4/15/27	67,000	66,330
5.50% 5/1/25	1,931,000	1,982,973
Cinemark USA, Inc.
5.25% 7/15/28	685,000	639,708
8.75% 5/1/25	407,000	425,824
International Game Technology PLC
4.13% 4/15/26	350,000	345,625
5.25% 1/15/29	376,000	375,060
6.50% 2/15/25	1,439,000	1,509,015
Live Nation Entertainment, Inc.
3.75% 1/15/28	564,000	530,092
4.75% 10/15/27	1,165,000	1,135,875
4.88% 11/1/24	649,000	651,601
5.63% 3/15/26	1,402,000	1,428,287
6.50% 5/15/27	2,710,000	2,886,204
Six Flags Entertainment Corp.
4.88% 7/31/24	1,970,000	1,970,000
5.50% 4/15/27	866,000	864,917
Six Flags Theme Parks, Inc. 7.00% 7/1/25	1,137,000	1,186,744
Vail Resorts, Inc. 6.25% 5/15/25	2,031,000	2,097,779
WMG Acquisition Corp.
3.00% 2/15/31	825,000	738,375
3.75% 12/1/29	1,662,000	1,562,280
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13% 10/1/29	1,660,000	1,562,475
7.75% 4/15/25	25,000	25,941
		26,192,207
Environmental Control–0.73%
GFL Environmental, Inc.
3.75% 8/1/25	961,000	943,414
4.00% 8/1/28	1,155,000	1,062,600
4.38% 8/15/29	555,000	512,681
4.75% 6/15/29	684,000	650,655
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control (continued)
Harsco Corp. 5.75% 7/31/27	156,000	$ 151,039
Madison IAQ LLC
4.13% 6/30/28	693,000	638,697
5.88% 6/30/29	1,120,000	1,005,200
Stericycle, Inc. 3.88% 1/15/29	893,000	830,490
		5,794,776
Food–2.13%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25% 3/15/26	914,000	863,748
3.50% 3/15/29	1,426,000	1,286,922
4.63% 1/15/27	1,687,000	1,630,848
5.88% 2/15/28	834,000	831,177
7.50% 3/15/26	1,361,000	1,437,556
B&G Foods, Inc. 5.25% 4/1/25	1,479,000	1,445,989
Lamb Weston Holdings, Inc.
4.13% 1/31/30	1,341,000	1,252,273
4.38% 1/31/32	243,000	227,015
4.88% 5/15/28	448,000	448,000
New Albertsons LP
6.63% 6/1/28	569,000	603,140
7.45% 8/1/29	154,000	164,010
7.75% 6/15/26	672,000	725,760
Performance Food Group, Inc.
4.25% 8/1/29	1,190,000	1,084,388
5.50% 10/15/27	1,239,000	1,233,053
6.88% 5/1/25	195,000	201,784
Post Holdings, Inc.
5.50% 12/15/29	202,000	194,360
5.63% 1/15/28	1,140,000	1,118,984
5.75% 3/1/27	1,308,000	1,314,475
TreeHouse Foods, Inc. 4.00% 9/1/28	92,000	77,899
U.S. Foods, Inc.
4.63% 6/1/30	620,000	573,571
4.75% 2/15/29	260,000	247,975
		16,962,927
Food Service–0.11%
Aramark Services, Inc. 5.00% 2/1/28	917,000	889,490
		889,490
Forest Products & Paper–0.06%
Glatfelter Corp. 4.75% 11/15/29	595,000	504,262
		504,262

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas–0.22%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50% 5/20/25	680,000	$ 680,054
5.63% 5/20/24	291,000	296,820
5.75% 5/20/27	520,000	518,050
5.88% 8/20/26	220,000	219,327
		1,714,251
Health Care Products–0.89%
Avantor Funding, Inc. 4.63% 7/15/28	2,026,000	2,003,714
Hologic, Inc. 3.25% 2/15/29	2,184,000	2,039,354
Mozart Debt Merger Sub, Inc.
3.88% 4/1/29	1,944,000	1,798,200
5.25% 10/1/29	1,376,000	1,279,226
		7,120,494
Health Care Services–7.43%
Acadia Healthcare Co., Inc.
5.00% 4/15/29	457,000	451,168
5.50% 7/1/28	340,000	341,700
AHP Health Partners, Inc. 5.75% 7/15/29	603,000	560,790
Catalent Pharma Solutions, Inc.
3.13% 2/15/29	211,000	191,781
5.00% 7/15/27	142,000	143,656
Centene Corp.
4.25% 12/15/27	2,466,000	2,475,247
4.63% 12/15/29	5,347,000	5,390,257
CHS/Community Health Systems, Inc.
4.75% 2/15/31	685,000	647,325
5.25% 5/15/30	1,049,000	1,006,820
5.63% 3/15/27	1,119,000	1,139,629
6.00% 1/15/29	435,000	439,544
6.13% 4/1/30	1,246,000	1,159,366
8.00% 3/15/26	1,729,000	1,800,615
DaVita, Inc.
3.75% 2/15/31	2,401,000	2,100,875
4.63% 6/1/30	850,000	793,730
Encompass Health Corp.
4.50% 2/1/28	3,401,000	3,332,980
4.75% 2/1/30	474,000	455,040
Envision Healthcare Corp. 8.75% 10/15/26	901,000	434,733
Global Medical Response, Inc. 6.50% 10/1/25	940,000	932,950
HCA, Inc.
3.50% 9/1/30	1,135,000	1,096,482
5.38% 2/1/25	4,183,000	4,352,411
5.38% 9/1/26	2,220,000	2,331,000
5.63% 9/1/28	812,000	877,975
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
HCA, Inc. (continued)
5.88% 2/15/26	7,118,000	$ 7,570,064
5.88% 2/1/29	200,000	218,640
IQVIA, Inc.
5.00% 10/15/26	1,826,000	1,857,955
5.00% 5/15/27	1,259,000	1,272,906
Radiology Partners, Inc. 9.25% 2/1/28	825,000	825,000
RP Escrow Issuer LLC 5.25% 12/15/25	425,000	415,004
Syneos Health, Inc. 3.63% 1/15/29	292,000	269,735
Tenet Healthcare Corp.
4.25% 6/1/29	790,000	757,413
4.63% 7/15/24	1,182,000	1,187,083
4.63% 9/1/24	326,000	328,231
4.63% 6/15/28	397,000	389,556
4.88% 1/1/26	5,095,000	5,139,581
5.13% 11/1/27	3,586,000	3,602,872
6.25% 2/1/27	2,750,000	2,823,136
		59,113,250
Home Furnishings–0.27%
Tempur Sealy International, Inc.
3.88% 10/15/31	473,000	405,597
4.00% 4/15/29	1,907,000	1,732,176
		2,137,773
Household Products Wares–0.90%
ACCO Brands Corp. 4.25% 3/15/29	2,130,000	1,966,874
Central Garden & Pet Co.
4.13% 10/15/30	651,000	587,528
5.13% 2/1/28	2,367,000	2,349,703
Spectrum Brands, Inc.
3.88% 3/15/31	357,000	314,945
5.00% 10/1/29	572,000	538,092
5.50% 7/15/30	1,390,000	1,334,400
5.75% 7/15/25	104,000	105,950
		7,197,492
Housewares–0.52%
CD&R Smokey Buyer, Inc. 6.75% 7/15/25	1,407,000	1,445,692
Newell Brands, Inc. 5.63% 4/1/36	250,000	256,875
Scotts Miracle-Gro Co.
4.00% 4/1/31	819,000	714,156
4.38% 2/1/32	819,000	725,302
4.50% 10/15/29	1,079,000	1,011,563
		4,153,588

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet–1.30%
Arches Buyer, Inc.
4.25% 6/1/28	744,000	$ 694,048
6.13% 12/1/28	423,000	391,000
Millennium Escrow Corp. 6.63% 8/1/26	850,000	807,024
Netflix, Inc.
4.88% 4/15/28	2,500,000	2,621,887
5.38% 11/15/29	1,105,000	1,196,163
5.88% 11/15/28	648,000	714,290
Photo Holdings Merger Sub, Inc. 8.50% 10/1/26	1,975,000	1,882,056
TripAdvisor, Inc. 7.00% 7/15/25	78,000	80,570
Uber Technologies, Inc.
4.50% 8/15/29	1,164,000	1,091,250
7.50% 9/15/27	810,000	863,671
		10,341,959
Iron & Steel–0.68%
Allegheny Technologies, Inc.
4.88% 10/1/29	415,000	393,292
5.13% 10/1/31	310,000	290,696
5.88% 12/1/27	565,000	564,602
Big River Steel LLC/BRS Finance Corp. 6.63% 1/31/29	824,000	864,557
Carpenter Technology Corp.
6.38% 7/15/28	763,000	766,090
7.63% 3/15/30	223,000	228,332
Cleveland-Cliffs, Inc.
4.63% 3/1/29	708,000	698,297
4.88% 3/1/31	643,000	635,766
U.S. Steel Corp. 6.88% 3/1/29	896,000	931,840
		5,373,472
Leisure Time–0.94%
Carnival Corp.
4.00% 8/1/28	921,000	856,530
5.75% 3/1/27	597,000	569,338
6.00% 5/1/29	847,000	798,162
10.50% 2/1/26	289,000	321,342
Constellation Merger Sub, Inc. 8.50% 9/15/25	930,000	871,875
Royal Caribbean Cruises Ltd.
9.13% 6/15/23	179,000	186,384
10.88% 6/1/23	524,000	557,578
11.50% 6/1/25	906,000	995,567
Vista Outdoor, Inc. 4.50% 3/15/29	2,531,000	2,328,520
		7,485,296
Lodging–1.32%
Hilton Domestic Operating Co., Inc.
3.75% 5/1/29	335,000	314,453
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging (continued)
Hilton Domestic Operating Co., Inc. (continued)
4.00% 5/1/31	201,000	$ 189,694
4.88% 1/15/30	722,000	720,372
5.38% 5/1/25	236,000	241,168
5.75% 5/1/28	659,000	681,801
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88% 4/1/27	858,000	863,787
Marriott Ownership Resorts, Inc.
4.50% 6/15/29	333,000	313,852
4.75% 1/15/28	45,000	43,313
6.13% 9/15/25	392,000	401,800
MGM Resorts International
4.63% 9/1/26	1,102,000	1,085,470
5.50% 4/15/27	1,266,000	1,278,660
5.75% 6/15/25	430,000	440,759
6.00% 3/15/23	1,255,000	1,283,488
Station Casinos LLC 4.50% 2/15/28	1,635,000	1,550,773
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50% 3/1/25	1,093,000	1,093,022
		10,502,412
Machinery Construction & Mining–0.06%
Terex Corp. 5.00% 5/15/29	457,000	438,021
		438,021
Machinery Diversified–0.09%
ATS Automation Tooling Systems, Inc. 4.13% 12/15/28	321,000	301,740
TK Elevator Holdco GmbH 7.63% 7/15/28	251,000	248,804
TK Elevator US Newco, Inc. 5.25% 7/15/27	200,000	197,806
		748,350
Media–10.86%
Altice Financing SA 5.75% 8/15/29	1,129,000	1,026,357
Audacy Capital Corp. 6.50% 5/1/27	761,000	714,016
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31	3,244,000	2,943,930
4.25% 1/15/34	1,245,000	1,081,276
4.50% 8/15/30	175,000	164,201
4.75% 3/1/30	5,791,000	5,560,750
4.75% 2/1/32	425,000	395,777
5.00% 2/1/28	4,066,000	4,023,307
5.13% 5/1/27	8,600,000	8,612,685

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (continued)
5.38% 6/1/29	1,968,000	$ 1,968,000
5.50% 5/1/26	735,000	745,319
CSC Holdings LLC
4.50% 11/15/31	1,160,000	1,039,673
5.38% 2/1/28	800,000	776,448
5.88% 9/15/22	735,000	740,513
6.50% 2/1/29	3,580,000	3,608,425
7.50% 4/1/28	615,000	604,238
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38% 8/15/26	890,000	344,875
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88% 8/15/27	1,358,000	1,335,933
DISH DBS Corp.
5.00% 3/15/23	558,000	559,975
5.25% 12/1/26	3,760,000	3,581,400
5.75% 12/1/28	750,000	709,688
5.88% 7/15/22	132,000	132,657
5.88% 11/15/24	9,132,000	9,109,170
7.75% 7/1/26	2,740,000	2,722,190
Gannett Holdings LLC 6.00% 11/1/26	420,000	406,350
GCI LLC 4.75% 10/15/28	1,840,000	1,796,318
Gray Escrow II, Inc. 5.38% 11/15/31	867,000	829,039
Gray Television, Inc.
4.75% 10/15/30	1,067,000	990,976
5.88% 7/15/26	718,000	735,114
7.00% 5/15/27	112,000	115,920
iHeartCommunications, Inc.
5.25% 8/15/27	723,000	714,866
6.38% 5/1/26	797,062	818,981
8.38% 5/1/27	3,095,299	3,200,384
Liberty Interactive LLC 8.25% 2/1/30	352,000	321,415
McGraw-Hill Education, Inc. 5.75% 8/1/28	1,025,000	977,614
Midcontinent Communications/Midcontinent Finance Corp. 5.38% 8/15/27	901,000	904,757
News Corp.
3.88% 5/15/29	865,000	817,425
5.13% 2/15/32	545,000	547,899
Nexstar Media, Inc.
4.75% 11/1/28	900,000	871,875
5.63% 7/15/27	4,477,000	4,531,620
μParamount Global 6.25% 2/28/57	1,145,000	1,154,137
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Scripps Escrow II, Inc.
3.88% 1/15/29	301,000	$ 279,704
5.38% 1/15/31	291,000	278,633
Scripps Escrow, Inc. 5.88% 7/15/27	192,000	192,146
Sinclair Television Group, Inc.
4.13% 12/1/30	1,100,000	980,837
5.88% 3/15/26	84,000	81,881
Sirius XM Radio, Inc.
4.00% 7/15/28	903,000	857,850
4.13% 7/1/30	575,000	538,298
5.00% 8/1/27	3,866,000	3,856,335
5.50% 7/1/29	2,465,000	2,501,975
Univision Communications, Inc. 4.50% 5/1/29	703,000	669,175
UPC Broadband Finco BV 4.88% 7/15/31	794,000	745,463
UPC Holding BV 5.50% 1/15/28	160,000	158,037
Videotron Ltd.
5.13% 4/15/27	1,383,000	1,399,563
5.38% 6/15/24	798,000	820,184
Virgin Media Secured Finance PLC 5.50% 5/15/29	456,000	452,580
VZ Secured Financing B.V. 5.00% 1/15/32	421,000	393,635
		86,441,789
Metal Fabricate & Hardware–0.08%
Advanced Drainage Systems, Inc. 5.00% 9/30/27	605,000	605,865
		605,865
Mining–1.18%
Alcoa Nederland Holding BV 5.50% 12/15/27	789,000	816,678
Arconic Corp.
6.00% 5/15/25	1,432,000	1,464,936
6.13% 2/15/28	2,129,000	2,136,164
FMG Resources August 2006 Pty. Ltd. 4.38% 4/1/31	564,000	533,488
Freeport-McMoRan, Inc.
4.13% 3/1/28	1,140,000	1,138,826
4.38% 8/1/28	693,000	696,209
5.40% 11/14/34	150,000	166,507
5.45% 3/15/43	185,000	207,170
Kaiser Aluminum Corp. 4.50% 6/1/31	485,000	437,271
Novelis Corp.
3.25% 11/15/26	637,000	608,513
3.88% 8/15/31	318,000	290,862
4.75% 1/30/30	890,000	864,070
		9,360,694

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Office Business Equipment–0.18%
CDW LLC/CDW Finance Corp.
3.25% 2/15/29	489,000	$ 449,298
4.25% 4/1/28	1,000,000	980,000
		1,429,298
Oil & Gas–4.89%
Antero Resources Corp.
5.38% 3/1/30	341,000	348,246
7.63% 2/1/29	334,000	361,031
8.38% 7/15/26	999,000	1,101,397
Baytex Energy Corp. 8.75% 4/1/27	1,280,000	1,372,800
California Resources Corp. 7.13% 2/1/26	907,000	943,071
Callon Petroleum Co. 6.13% 10/1/24	385,000	383,075
Chesapeake Energy Corp.
5.50% 2/1/26	643,000	658,487
6.75% 4/15/29	2,594,000	2,747,396
CNX Resources Corp. 6.00% 1/15/29	405,000	409,050
Comstock Resources, Inc.
5.88% 1/15/30	534,000	526,150
6.75% 3/1/29	1,770,000	1,825,897
7.50% 5/15/25	572,000	580,580
Encino Acquisition Partners Holdings LLC 8.50% 5/1/28	1,420,000	1,461,592
Endeavor Energy Resources LP/EER Finance, Inc. 6.63% 7/15/25	481,000	499,038
EQT Corp.
3.13% 5/15/26	421,000	408,905
3.63% 5/15/31	345,000	329,475
3.90% 10/1/27	465,000	463,654
5.00% 1/15/29	320,000	330,349
Gulfport Energy Corp.
=6.00% 10/15/24	1,110,000	0
=6.38% 5/15/25	196,000	0
=6.38% 1/15/26	1,155,000	0
8.00% 5/17/26	332,104	341,632
8.00% 5/17/26	721,850	742,560
=†@10.00% 1/31/22	71	455,516
MEG Energy Corp.
6.50% 1/15/25	275,000	279,469
7.13% 2/1/27	1,327,000	1,389,369
Nabors Industries Ltd. 7.25% 1/15/26	355,000	355,000
Nabors Industries, Inc. 5.75% 2/1/25	465,000	452,503
Oasis Petroleum, Inc. 6.38% 6/1/26	398,000	407,950
Occidental Petroleum Corp.
5.50% 12/1/25	510,000	536,673
5.88% 9/1/25	559,000	593,767
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Occidental Petroleum Corp. (continued)
6.13% 1/1/31	879,000	$ 988,875
6.38% 9/1/28	623,000	701,654
6.63% 9/1/30	479,000	549,652
8.00% 7/15/25	1,305,000	1,465,515
8.50% 7/15/27	919,000	1,087,838
8.88% 7/15/30	1,069,000	1,370,992
Ovintiv, Inc. 8.13% 9/15/30	290,000	363,107
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25	599,000	617,102
Precision Drilling Corp.
6.88% 1/15/29	122,000	123,830
7.13% 1/15/26	789,000	804,780
Range Resources Corp.
4.75% 2/15/30	1,434,000	1,424,220
5.00% 3/15/23	72,000	72,504
8.25% 1/15/29	392,000	429,597
Rockcliff Energy II LLC 5.50% 10/15/29	382,000	382,353
SM Energy Co.
6.50% 7/15/28	242,000	249,727
6.63% 1/15/27	616,000	631,499
6.75% 9/15/26	379,000	389,716
Southwestern Energy Co.
4.75% 2/1/32	240,000	239,700
5.38% 3/15/30	1,088,000	1,105,636
8.38% 9/15/28	1,400,000	1,536,500
Sunoco LP/Sunoco Finance Corp.
4.50% 5/15/29	474,000	447,188
4.50% 4/30/30	1,690,000	1,556,972
Transocean Pontus Ltd. 6.13% 8/1/25	1,222,620	1,215,590
Transocean, Inc. 11.50% 1/30/27	821,000	847,682
		38,906,861
Oil & Gas Services–0.23%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 4/1/28	429,000	422,818
6.88% 4/1/27	649,000	656,282
Oceaneering International, Inc. 6.00% 2/1/28	550,000	534,952
@Telford Offshore Ltd. 12.00% 12/31/99	717,902	359
Transocean Proteus Ltd. 6.25% 12/1/24	231,000	229,267
		1,843,678

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers–1.99%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13% 8/15/26	364,000	$ 350,687
5.25% 8/15/27	1,618,000	1,495,639
5.25% 8/15/27	1,121,000	1,036,224
Berry Global, Inc. 4.88% 7/15/26	750,000	757,500
Graham Packaging Co., Inc. 7.13% 8/15/28	268,000	243,210
LABL, Inc. 6.75% 7/15/26	2,508,000	2,479,785
Mauser Packaging Solutions Holding Co.
5.50% 4/15/24	3,109,000	3,096,650
7.25% 4/15/25	1,595,000	1,580,820
Owens-Brockway Glass Container, Inc.
6.38% 8/15/25	460,000	467,335
6.63% 5/13/27	949,000	939,510
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00% 10/15/27	1,828,000	1,698,212
TriMas Corp. 4.13% 4/15/29	852,000	777,450
Trivium Packaging Finance BV
5.50% 8/15/26	488,000	485,989
8.50% 8/15/27	445,000	442,775
		15,851,786
Pharmaceuticals–4.04%
180 Medical, Inc. 3.88% 10/15/29	686,000	648,270
Bausch Health Americas, Inc.
8.50% 1/31/27	3,758,000	3,747,741
9.25% 4/1/26	3,137,000	3,212,790
Bausch Health Cos., Inc.
4.88% 6/1/28	2,640,000	2,527,800
5.00% 2/15/29	916,000	713,569
5.25% 1/30/30	720,000	565,589
5.25% 2/15/31	670,000	521,501
5.50% 11/1/25	3,017,000	2,990,601
5.75% 8/15/27	453,000	446,364
6.13% 4/15/25	1,986,000	2,003,377
6.25% 2/15/29	551,000	451,820
7.00% 1/15/28	715,000	640,125
7.25% 5/30/29	787,000	671,256
9.00% 12/15/25	2,609,000	2,703,120
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
5.88% 10/15/24	580,000	546,650
6.00% 6/30/28	665,000	375,725
9.50% 7/31/27	803,000	704,633
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 6.13% 4/1/29	470,000	$ 428,875
Jazz Securities DAC 4.38% 1/15/29	918,000	889,312
‡Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50% 4/15/25	870,000	424,125
5.63% 10/15/23	500,000	245,000
5.75% 8/1/22	470,000	223,250
Organon & Co./Organon Foreign Debt Co.-Issuer B.V.
4.13% 4/30/28	2,178,000	2,074,991
5.13% 4/30/31	1,151,000	1,110,715
Owens & Minor, Inc.
4.50% 3/31/29	1,337,000	1,276,835
6.63% 4/1/30	436,000	448,648
Par Pharmaceutical, Inc. 7.50% 4/1/27	818,000	763,317
Prestige Brands, Inc. 5.13% 1/15/28	820,000	813,850
		32,169,849
Pipelines–4.94%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38% 6/15/29	242,000	241,753
5.75% 3/1/27	435,000	443,000
5.75% 1/15/28	1,622,000	1,656,467
7.88% 5/15/26	892,000	965,251
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63% 12/15/25	781,000	816,621
Buckeye Partners LP
3.95% 12/1/26	185,000	180,789
4.13% 3/1/25	421,000	415,186
4.13% 12/1/27	190,000	181,450
4.50% 3/1/28	720,000	689,731
Cheniere Energy Partners LP
3.25% 1/31/32	523,000	475,559
4.00% 3/1/31	608,000	589,389
4.50% 10/1/29	865,000	869,325
Cheniere Energy, Inc. 4.63% 10/15/28	1,635,000	1,640,477
CNX Midstream Partners LP 4.75% 4/15/30	206,000	192,913
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75% 4/1/25	1,380,000	1,386,451
8.00% 4/1/29	1,263,000	1,348,101

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
DCP Midstream Operating LP
3.88% 3/15/23	1,082,000	$ 1,082,065
5.38% 7/15/25	355,000	366,044
5.63% 7/15/27	535,000	560,883
6.75% 9/15/37	735,000	861,787
DT Midstream, Inc.
4.13% 6/15/29	968,000	928,123
4.38% 6/15/31	570,000	545,775
EnLink Midstream Partners LP
4.15% 6/1/25	656,000	653,724
4.40% 4/1/24	522,000	528,816
4.85% 7/15/26	312,000	312,000
μ6.00% 12/15/22	1,010,000	749,925
EQM Midstream Partners LP
4.13% 12/1/26	352,000	337,931
4.50% 1/15/29	881,000	823,735
4.75% 7/15/23	43,000	43,323
4.75% 1/15/31	959,000	896,665
5.50% 7/15/28	158,000	158,619
6.00% 7/1/25	1,007,000	1,027,185
6.50% 7/1/27	465,000	485,711
Genesis Energy LP/Genesis Energy Finance Corp.
6.25% 5/15/26	914,000	885,026
6.50% 10/1/25	80,000	78,904
7.75% 2/1/28	796,000	800,223
8.00% 1/15/27	27,000	27,775
Hess Midstream Operations LP
5.13% 6/15/28	185,000	184,879
5.63% 2/15/26	970,000	995,171
Holly Energy Partners LP/Holly Energy Finance Corp. 5.00% 2/1/28	635,000	602,450
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50% 2/1/26	679,000	667,926
NuStar Logistics LP
5.63% 4/28/27	1,175,000	1,149,591
5.75% 10/1/25	429,000	437,044
6.00% 6/1/26	385,000	389,329
6.38% 10/1/30	429,000	434,809
μPlains All American Pipeline LP 6.13% 11/15/22	75,000	63,600
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50% 10/15/26	538,000	512,999
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50% 1/15/28	55,000	53,213
6.00% 3/1/27	575,000	572,789
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (continued)
6.00% 12/31/30	467,000	$ 453,153
6.00% 9/1/31	783,000	753,833
7.50% 10/1/25	1,985,000	2,090,225
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.00% 1/15/32	1,369,000	1,316,957
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88% 2/1/31	1,072,000	1,082,720
5.00% 1/15/28	100,000	101,348
5.88% 4/15/26	1,010,000	1,041,613
6.50% 7/15/27	1,174,000	1,235,201
6.88% 1/15/29	252,000	270,416
Western Midstream Operating LP
4.50% 3/1/28	123,000	125,460
4.65% 7/1/26	535,000	548,375
		39,329,803
Real Estate–0.25%
Kennedy-Wilson, Inc.
4.75% 3/1/29	345,000	332,625
5.00% 3/1/31	346,000	332,160
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30	1,413,000	1,299,960
		1,964,745
Real Estate Investment Trusts–2.07%
Iron Mountain, Inc.
4.50% 2/15/31	844,000	779,443
5.25% 3/15/28	1,649,000	1,626,904
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
3.88% 2/15/29	790,000	776,175
4.50% 9/1/26	260,000	261,300
4.63% 6/15/25	852,000	858,390
5.75% 2/1/27	1,794,000	1,894,913
RHP Hotel Properties LP/RHP Finance Corp.
4.50% 2/15/29	1,423,000	1,337,620
4.75% 10/15/27	2,063,000	1,985,204
SBA Communications Corp.
3.13% 2/1/29	952,000	865,958
3.88% 2/15/27	342,000	333,595

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
VICI Properties LP/VICI Note Co., Inc.
3.50% 2/15/25	81,000	$ 79,805
3.75% 2/15/27	470,000	457,075
4.13% 8/15/30	350,000	337,876
4.25% 12/1/26	2,874,000	2,861,929
4.63% 12/1/29	1,996,000	1,991,010
		16,447,197
Retail–3.14%
1011778 BC ULC/New Red Finance, Inc.
3.50% 2/15/29	320,000	295,504
3.88% 1/15/28	1,005,000	952,273
4.00% 10/15/30	640,000	577,302
Asbury Automotive Group, Inc.
4.50% 3/1/28	447,000	429,388
4.63% 11/15/29	505,000	470,281
4.75% 3/1/30	388,000	366,175
Bath & Body Works, Inc.
6.75% 7/1/36	190,000	193,494
6.88% 11/1/35	155,000	159,650
7.50% 6/15/29	145,000	157,063
9.38% 7/1/25	60,000	68,484
Gap, Inc.
3.63% 10/1/29	460,000	409,860
3.88% 10/1/31	243,000	211,677
IRB Holding Corp. 7.00% 6/15/25	415,000	431,600
Lithia Motors, Inc. 4.38% 1/15/31	681,000	658,016
Macy's Retail Holdings LLC 5.88% 3/15/30	198,000	195,329
Murphy Oil USA, Inc. 3.75% 2/15/31	252,000	229,950
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13% 4/1/26	2,150,000	2,208,050
PetSmart, Inc./PetSmart Finance Corp.
4.75% 2/15/28	1,836,000	1,774,320
7.75% 2/15/29	616,000	636,020
Rite Aid Corp.
7.50% 7/1/25	823,000	767,583
8.00% 11/15/26	3,152,000	2,900,927
Sonic Automotive, Inc. 4.63% 11/15/29	728,000	655,200
SRS Distribution, Inc.
4.63% 7/1/28	1,031,000	984,822
6.00% 12/1/29	875,000	809,375
6.13% 7/1/29	490,000	452,025
Staples, Inc.
7.50% 4/15/26	3,268,000	3,173,571
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Staples, Inc. (continued)
10.75% 4/15/27	1,893,000	$ 1,684,770
Superior Plus LP/Superior General Partner, Inc. 4.50% 3/15/29	369,000	346,724
White Cap Buyer LLC 6.88% 10/15/28	369,000	349,661
Yum! Brands, Inc.
3.63% 3/15/31	784,000	714,885
4.63% 1/31/32	1,000,000	967,290
4.75% 1/15/30	758,000	743,314
7.75% 4/1/25	5,000	5,194
		24,979,777
Semiconductors–0.74%
ams-OSRAM AG 7.00% 7/31/25	390,000	396,296
Entegris, Inc.
3.63% 5/1/29	576,000	538,940
4.38% 4/15/28	2,300,000	2,225,250
Microchip Technology, Inc. 4.25% 9/1/25	439,000	444,240
ON Semiconductor Corp. 3.88% 9/1/28	2,040,000	1,948,200
Synaptics, Inc. 4.00% 6/15/29	366,000	344,955
		5,897,881
Software–1.24%
Black Knight InfoServ LLC 3.63% 9/1/28	744,000	705,089
CDK Global, Inc. 5.25% 5/15/29	1,515,000	1,523,787
Clarivate Science Holdings Corp.
3.88% 7/1/28	634,000	604,690
4.88% 7/1/29	714,000	671,738
Dun & Bradstreet Corp. 5.00% 12/15/29	324,000	304,560
Minerva Merger Sub, Inc. 6.50% 2/15/30	470,000	455,959
Nuance Communications, Inc. 5.63% 12/15/26	1,505,000	1,547,336
SS&C Technologies, Inc. 5.50% 9/30/27	2,640,000	2,659,839
Twilio, Inc.
3.63% 3/15/29	360,000	339,300
3.88% 3/15/31	360,000	334,626
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88% 2/1/29	788,000	720,252
		9,867,176
Telecommunications–8.42%
Altice France Holding SA
6.00% 2/15/28	380,000	327,750

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Altice France Holding SA (continued)
10.50% 5/15/27	2,174,000	$ 2,275,102
Altice France SA
5.13% 7/15/29	1,570,000	1,407,112
5.50% 1/15/28	200,000	185,340
5.50% 10/15/29	971,000	871,259
8.13% 2/1/27	2,270,000	2,340,665
CommScope Technologies LLC
5.00% 3/15/27	485,000	421,259
6.00% 6/15/25	86,000	81,451
CommScope, Inc.
4.75% 9/1/29	1,177,000	1,084,029
6.00% 3/1/26	2,946,000	2,980,144
8.25% 3/1/27	2,944,000	2,863,040
Embarq Corp. 8.00% 6/1/36	1,500,000	1,445,070
Frontier Communications Holdings LLC
5.00% 5/1/28	2,407,000	2,310,720
5.88% 10/15/27	895,000	889,004
5.88% 11/1/29	172,507	157,803
6.00% 1/15/30	356,000	329,300
Hughes Satellite Systems Corp. 6.63% 8/1/26	854,000	885,252
Intelsat Jackson Holdings S.A.
=5.50% 8/1/23	3,134,000	313
6.50% 3/15/30	5,347,000	5,333,632
=8.50% 10/15/24	3,737,000	374
=9.75% 7/15/25	1,050,000	105
Level 3 Financing, Inc.
3.63% 1/15/29	552,000	483,000
4.63% 9/15/27	346,000	325,700
5.25% 3/15/26	1,293,000	1,295,082
5.38% 5/1/25	2,627,000	2,651,956
Lumen Technologies, Inc.
4.00% 2/15/27	2,590,000	2,412,158
4.50% 1/15/29	390,000	335,398
5.13% 12/15/26	2,386,000	2,272,665
5.38% 6/15/29	1,020,000	908,438
5.63% 4/1/25	253,000	254,898
6.88% 1/15/28	450,000	449,170
7.50% 4/1/24	667,000	702,178
Plantronics, Inc. 4.75% 3/1/29	744,000	766,216
Qwest Corp. 7.25% 9/15/25	210,000	231,023
Sprint Capital Corp. 8.75% 3/15/32	5,523,000	7,439,481
Sprint Corp.
7.13% 6/15/24	4,648,000	4,985,212
7.63% 2/15/25	2,311,000	2,518,990
7.63% 3/1/26	4,933,000	5,568,420
Switch Ltd. 4.13% 6/15/29	341,000	335,459
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Telecom Italia Capital SA
6.00% 9/30/34	325,000	$ 305,523
6.38% 11/15/33	878,000	839,131
T-Mobile USA, Inc. 4.75% 2/1/28	3,151,000	3,202,676
U.S. Cellular Corp. 6.70% 12/15/33	1,467,000	1,612,790
Zayo Group Holdings, Inc. 4.00% 3/1/27	985,000	906,427
		66,990,715
Toys Games Hobbies–0.21%
Mattel, Inc.
3.38% 4/1/26	300,000	293,726
3.75% 4/1/29	546,000	525,372
5.88% 12/15/27	845,000	883,954
		1,703,052
Transportation–0.01%
First Student Bidco, Inc./First Transit Parent, Inc. 4.00% 7/31/29	82,000	76,467
		76,467
Total Corporate Bonds (Cost $726,879,011)		707,536,743
LOAN AGREEMENTS–5.04%
•ACProducts, Inc. 4.75% (LIBOR06M + 4.25%) 5/17/28	1,275,362	1,147,112
•Adient U.S. LLC 3.71% (LIBOR01M + 3.25%) 4/8/28	1,091,750	1,072,644
•American Axle & Manufacturing, Inc. 3.00% (LIBOR01M + 2.25%) 4/6/24	164,136	162,905
•Bausch Health Cos., Inc. 3.46% (LIBOR01M + 3.00%) 6/1/25	1,947,320	1,929,463
•BWAY Holding Co. 3.48% (LIBOR01M + 3.25%) 4/3/24	384,290	378,364
Cincinnati Bell, Inc. 4.05% 11/22/28	402,491	396,707
•Claire's Stores, Inc. 6.96% (LIBOR01M + 6.25%) 12/18/26	1,171,115	1,141,837
•CSC Holdings LLC 2.65% (LIBOR03M + 2.25%) 1/15/26	358,900	353,516
DexKo Global, Inc.
•4.72% (LIBOR03M + 3.75%) 10/4/28	1,139,250	1,114,095
✠•4.72% (LIBOR03M + 3.75%) 10/4/28	293,257	286,782
•DirecTV Financing LLC 5.75% (LIBOR03M + 5.00%) 8/2/27	1,734,917	1,731,082

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Ensemble RCM LLC 4.05% (LIBOR03M + 3.75%) 8/1/26	138,547	$ 137,623
•Envision Healthcare Corp. 4.21% (LIBOR01M + 3.75%) 10/10/25	2,799,471	1,852,326
=•FGI Operating Co. LLC 11.01% (LIBOR03M + 10.00%) 5/16/22	90,918	9,910
•First Student Bidco, Inc.
3.98% (LIBOR03M + 3.00%) 7/21/28	352,564	349,331
3.98% (LIBOR03M + 3.00%) 7/21/28	952,740	944,004
•Graham Packaging Co., Inc. 3.75% (LIBOR01M + 3.00%) 8/4/27	1,094,007	1,073,298
•Greeneden U.S. Holdings II LLC 4.75% (LIBOR01M + 4.00%) 12/1/27	993,169	990,687
•iHeartCommunications, Inc. 3.46% (LIBOR01M + 3.00%) 5/1/26	1,343,952	1,334,047
•LABL, Inc. 5.10% (LIBOR01M + 4.00%) 7/1/26	1,110,000	1,093,550
•Madison IAQ LLC 4.52% (LIBOR06M + 3.25%) 6/21/28	971,657	956,276
•Medline Borrower LP 3.75% (LIBOR01M + 3.25%) 10/21/28	650,558	643,727
Moran Foods LLC
=✠^0.00% 4/1/23	199,821	199,821
•8.01% (LIBOR03M + 7.00%) 4/1/24	1,284,219	1,267,100
•10.76% (LIBOR03M + 10.75%) 10/1/24	892,253	725,696
•Olympus Water U.S. Holding Corp. 4.75% (LIBOR03M + 3.75%) 11/9/28	616,455	599,022
•Parexel International Corp. 4.00% (LIBOR01M + 3.50%) 11/15/28	988,000	979,889
•Park River Holdings, Inc. 4.00% (LIBOR03M + 3.25%) 12/28/27	464,489	453,624
•Petco Health & Wellness Co., Inc. 4.26% (LIBOR03M + 3.25%) 3/3/28	1,396,098	1,381,146
•Revlon Consumer Products Corp. 4.25% (LIBOR01M + 3.50%) 9/7/23	1,392,945	703,437
•Reynolds Group Holdings, Inc. 4.00% (LIBOR01M + 3.50%) 9/20/28	434,691	422,954
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Sabre Global, Inc.
4.00% (LIBOR01M + 3.50%) 12/17/27	451,322	$ 445,681
4.00% (LIBOR01M + 3.50%) 12/17/27	283,128	279,589
•Scientific Games International, Inc. 3.21% (LIBOR01M + 2.75%) 8/14/24	1,976,098	1,967,463
•Serta Simmons Bedding LLC 8.50% (LIBOR01M + 7.50%) 8/10/23	1,420,771	1,336,661
•Shutterfly, Inc. 5.75% (LIBOR01M + 5.00%) 9/25/26	727,650	665,436
•SP Preferred Buyer LLC 4.96% (LIBOR01M + 4.50%) 12/21/25	2,118,504	2,009,930
•Spirit Aerosystems, Inc. 4.50% (LIBOR01M + 3.75%) 1/15/25	433,628	432,544
^SPX Flow, Inc. 0.00% 3/16/29	775,000	754,331
•Summer Holdco B SARL 5.51% (LIBOR03M + 4.50%) 12/4/26	346,829	344,373
•Titan Acquisition Ltd. 4.01% (LIBOR03M + 3.00%) 3/28/25	295,723	288,860
•Triton Water Holdings, Inc. 4.51% (LIBOR03M + 3.50%) 3/31/28	991,195	965,176
•Truck Hero, Inc. 4.00% (LIBOR01M + 3.25%) 1/31/28	223,344	216,085
•U.S. Renal Care, Inc. 5.25% (LIBOR01M + 5.00%) 6/26/26	1,495,489	1,366,503
•UFC Holdings LLC 3.50% (LIBOR06M + 2.75%) 4/29/26	830,387	821,045
•Vertical U.S. Newco, Inc. 4.00% (LIBOR01M + 3.50%) 7/30/27	864,791	855,607
•White Cap Buyer LLC 4.25% (LIBOR01M + 3.75%) 10/19/27	1,549,387	1,529,369
Total Loan Agreements (Cost $41,776,782)		40,110,628

	Number of Shares
COMMON STOCK–2.25%
=†Claire's Stores, Inc.	1,493	503,887
†Clear Channel Outdoor Holdings, Inc.	169,362	585,993
†EP Energy Corp.	31,130	2,957,350

LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
†Frontier Communications Parent, Inc.	56,214	$ 1,555,441
=†Goodman Networks, Inc.	22,179	0
†Gulfport Energy Corp.	28,321	2,543,792
†iHeartMedia, Inc. Class A	32,090	607,464
=†Intelsat S.A.	75,388	2,450,110
=†Moran Foods LLC	53,726	80,590
=†MYT Holding LLC	502,370	540,550
†Neiman Marcus Group Ltd. LLC	483	83,076
†NMG Parent LLC	5,708	981,776
Oasis Petroleum, Inc.	25,148	3,679,152
=†Telford Offshore Ltd.	26,723	0
Vistra Corp.	29,832	693,594
†Whiting Petroleum Corp.	7,723	629,502
Total Common Stock (Cost $19,259,889)		17,892,277
PREFERRED STOCKS–0.48%
=†Claire S Stores, Inc. 0.00%	1,040	2,678,000
=†Goodman Networks, Inc. 0.00%	26,388	264
=†MYT Holding LLC 10.00% 6/6/29	1,067,993	1,169,452
Total Preferred Stocks (Cost $1,212,180)		3,847,716
RIGHTS–0.03%
=†Intelsat Jackson Holdings S.A.	7,894	79
=†Intelsat Jackson Holdings S.A.	7,894	79
	Number of Shares	Value (U.S. $)
RIGHTS (continued)
=†Vistra Energy Corp.	189,643	$ 252,225
Total Rights (Cost $0)		252,383
WARRANTS–0.16%
†Chesapeake Energy Corp. exp 2/09/26 exercise price $27.63	5,888	377,009
†Chesapeake Energy Corp. exp 2/09/26 exercise price $32.13	6,543	389,570
†Chesapeake Energy Corp. exp 2/09/26 exercise price $36.18	3,635	202,361
=†NMG Parent LLC exp 9/24/27 exercise price $1.00	13,698	294,507
=†Windstream Holdings, Inc. exp 10/31/25 exercise price $1.00	1,567	26,051
Total Warrants (Cost $1,624,264)		1,289,498
MONEY MARKET FUND–0.63%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.25%)	4,958,727	4,958,727
Total Money Market Fund (Cost $4,958,727)		4,958,727

TOTAL INVESTMENTS–97.69% (Cost $797,154,900)	777,357,957

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.31%	18,418,574
NET ASSETS APPLICABLE TO 76,663,676 SHARES OUTSTANDING–100.00%	$795,776,531

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
† Non-income producing.
@ PIK. 100% of the income received was in the form of additional par.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
✠ All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
^ Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of Abbreviations:
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
See accompanying notes.
LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan High Yield Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan High Yield Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Net Assets.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP JPMorgan High Yield Fund–17

LVIP JPMorgan High Yield Fund
Notes (continued)
 2. Investments (continued)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bonds	$—	$1,469,985	$—	$1,469,985
Corporate Bonds
Advertising	—	8,577,334	—	8,577,334
Aerospace & Defense	—	9,665,715	—	9,665,715
Airlines	—	6,592,915	—	6,592,915
Apparel	—	695,111	—	695,111
Auto Manufacturers	—	17,934,641	—	17,934,641
Auto Parts & Equipment	—	23,295,523	—	23,295,523
Banks	—	5,422,544	—	5,422,544
Beverages	—	1,501,411	—	1,501,411
Biotechnology	—	1,728,249	—	1,728,249
Building Materials	—	9,082,764	—	9,082,764
Chemicals	—	19,114,792	—	19,114,792
Commercial Services	—	30,057,483	—	30,057,483
Computers	—	9,481,667	—	9,481,667
Cosmetics & Personal Care	—	2,979,174	—	2,979,174
Distribution/Wholesale	—	2,019,390	—	2,019,390
Diversified Financial Services	—	11,719,809	—	11,719,809
Electric	—	8,427,633	9,383	8,437,016
Electrical Components & Equipment	—	6,644,290	—	6,644,290
Electronics	—	6,891,719	—	6,891,719
Engineering & Construction	—	5,158,543	—	5,158,543
Entertainment	—	26,192,207	—	26,192,207
Environmental Control	—	5,794,776	—	5,794,776
Food	—	16,962,927	—	16,962,927
Food Service	—	889,490	—	889,490
Forest Products & Paper	—	504,262	—	504,262
Gas	—	1,714,251	—	1,714,251
Health Care Products	—	7,120,494	—	7,120,494
Health Care Services	—	59,113,250	—	59,113,250
Home Furnishings	—	2,137,773	—	2,137,773
Household Products Wares	—	7,197,492	—	7,197,492
Housewares	—	4,153,588	—	4,153,588
Internet	—	10,341,959	—	10,341,959
Iron & Steel	—	5,373,472	—	5,373,472
Leisure Time	—	7,485,296	—	7,485,296
Lodging	—	10,502,412	—	10,502,412
Machinery Construction & Mining	—	438,021	—	438,021
Machinery Diversified	—	748,350	—	748,350
Media	—	86,441,789	—	86,441,789
Metal Fabricate & Hardware	—	605,865	—	605,865
Mining	—	9,360,694	—	9,360,694
Office Business Equipment	—	1,429,298	—	1,429,298
Oil & Gas	—	38,451,345	455,516	38,906,861
Oil & Gas Services	—	1,843,678	—	1,843,678
Packaging & Containers	—	15,851,786	—	15,851,786
Pharmaceuticals	—	32,169,849	—	32,169,849
Pipelines	—	39,329,803	—	39,329,803
Real Estate	—	1,964,745	—	1,964,745
Real Estate Investment Trusts	—	16,447,197	—	16,447,197
LVIP JPMorgan High Yield Fund–18

LVIP JPMorgan High Yield Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Retail	$—	$24,979,777	$—	$24,979,777
Semiconductors	—	5,897,881	—	5,897,881
Software	—	9,867,176	—	9,867,176
Telecommunications	—	66,989,923	792	66,990,715
Toys Games Hobbies	—	1,703,052	—	1,703,052
Transportation	—	76,467	—	76,467
Loan Agreements	—	39,900,897	209,731	40,110,628
Common Stock	14,234,064	83,076	3,575,137	17,892,277
Preferred Stocks	—	—	3,847,716	3,847,716
Rights	—	—	252,383	252,383
Warrants	968,940	—	320,558	1,289,498
Money Market Fund	4,958,727	—	—	4,958,727
Total Investments	$20,161,731	$748,525,010	$8,671,216	$777,357,957
During the period ended March 31, 2022, there were no material transfers to or from Level 3 investments.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended March 31, 2022.
Asset Type	Fair Value at March 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Average)
Common Stock	$3,575,137	Recent Transaction	#	#
			Broker Quote	100% (N/A)
			Enterprise Value Ownership Percentage (b)	76.9% (N/A)
Convertible Preferred Stock	$3,847,716	Recent Transaction	#	#
			Broker Quote	100% (N/A)
			EBITDA Multiple (b)	5.0x (N/A)
			Liquidity Discount (a)	30% (N/A)
			Conversion Price	$14.00 (N/A)
Corporate Bonds	$465,691	Recent Transaction	#	#
			Broker Quote	100% (N/A)
			Expected Recovery of Pending Distribution	$0.01 (N/A)
Loan Agreements	$209,731	Recent Transaction	#	#
			Broker Quote	100% (N/A)
Rights	$252,383	Recent Transaction	#	#
			Broker Quote	100% (N/A)
			Expected Recovery of Pending Distribution	$0.01 (N/A)
Warrants	$320,558	Recent Transaction	#	#
			Broker Quote	100% (N/A)
Total	$8,671,216
# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
LVIP JPMorgan High Yield Fund–19

LVIP JPMorgan High Yield Fund
Notes (continued)
 2. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Preferred Stock	Corporate Bonds	Loan Agreements	Rights	Warrants	Total
Balance as of 12/31/2021	$2,791,069	$4,098,856	$9,383	$209,731	$261,707	$290,632	$7,661,378
Reclassifications	—	—	—	—	—	—	—
Purchases	6,811,818	—	—	—	—	—	6,811,818
Sales	—	—	(1,405)	—	—	—	(1,405)
Transfer In	—	—	463,735	—	—	—	463,735
Transfer Out	—	(365,295)	—	—	—	—	(365,295)
Accretion/(amortization)	—	—	—	—	—	—	—
Net realized gain	—	—	(452)	—	—	—	(452)
Net change in unrealized appreciation(depreciation)	(6,027,750)	114,155	(5,570)	—	(9,324)	29,926	(5,898,563)
Balance as of 03/31/2022	$3,575,137	$3,847,716	$465,691	$209,731	$252,383	$320,558	$8,671,216
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 03/31/2022	$(6,027,750)	$114,155	$2,160	$—	$(9,324)	$29,926	$(5,890,833)
LVIP JPMorgan High Yield Fund–20